Deferred income tax assets and liabilities (Summarized information of expiry dates of tax losses) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 8,665,079	¥ 6,669,820
Not later than one year [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,557,045	1,841,365
Later than one year and not later than two years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,579,066	1,122,070
Later than two years and not later than three years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,524,531	1,195,811
Later than three years and not later than four years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,558,573	1,061,468
Later than four years and not later than five years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 2,445,864	¥ 1,449,106